Rotable spare parts, furniture and equipment, net - Additional Information (Details) $ in Thousands, $ in Thousands			1 Months Ended							12 Months Ended
	May 12, 2020 engine	Aug. 16, 2013 engine	Oct. 31, 2021 engine	Apr. 30, 2021 engine	Oct. 31, 2020 item	Jul. 31, 2020 item	Nov. 30, 2018 aircraft item	Dec. 31, 2017 aircraft	Nov. 30, 2015 engine	Dec. 31, 2021 USD ($) aircraft	Dec. 31, 2021 MXN ($) aircraft	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2011 aircraft	Dec. 31, 2021 MXN ($) aircraft	Sep. 05, 2019 USD ($)	Sep. 05, 2019 MXN ($)
Rotable spare parts, furniture and equipment, net
Depreciation expense | $											$ 1,022,012		$ 797,827	$ 587,849
Number of spare engines purchased | engine	11		1						3
Number of aircraft engines to be provided maintenance services | engine			13	2					16
Credit notes received															$ 3,060	$ 58,530
Accumulated amortization of credit notes | $													4,878					$ 4,878
Number of aircraft to be delivered | item					18	80	26
Amounts paid for aircraft and spare engines										$ 183,390	3,774,799		3,376,576	3,483,368
Total number of aircraft to be delivered										132								132
Gain (loss) on sale and leaseback | $											$ 195,552		710,522	284,759
Term of aircraft delivery agreement										9 years	9 years
Carrying amount of remaining owned aircraft										$ 454,602			7,281,157	7,385,334				$ 9,357,304
Between one year and two years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered										13								13
Between two and three years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered										5								5
Between three and four years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered										17								17
Between four and five years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered										16								16
Between five and six years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered										27								27
Between six and seven years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered										21								21
Between seven and eight years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered										19								19
Between eight and nine years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered										14								14
Lufthansa Technik AG - December 2016 Agreement
Rotable spare parts, furniture and equipment, net
Credit notes received															$ 1,500	$ 28,110
Accumulated amortization of credit notes | $													5,230	5,230				$ 5,230
Term of total support agreement								66 months
A320 model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased								80		39	39						44
A320CEO model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased																	14
Number of engines purchased | engine		14
Number of spare engines purchased | engine		1
A320NEO model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased								46									30
Number of engines purchased | engine	46	30
Number of spare engines purchased | engine		6							2
Number of aircraft engines to be provided maintenance services | engine									10
A321NEO model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased	34							34		39	39
Number of spare engines purchased | engine									1
Number of aircraft engines to be provided maintenance services | engine									6
A320NEO Into A321NEO
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased							6			20	20
A319 model | Operating lease
Rotable spare parts, furniture and equipment, net
Total amount of previously leased aircraft																			$ 19,600	$ 392,076
Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Amounts paid for aircraft and spare engines										$ 55,639,000	$ 1,130,669	$ 102,700	2,185,902
Carrying amount of remaining owned aircraft | $													4,920,126	4,507,770				5,224,632
Aircraft Spare engines
Rotable spare parts, furniture and equipment, net
Depreciation expense | $											39,179		5,946	$ 1,787
Carrying amount of remaining owned aircraft | $													$ 47,039					$ 7,859
Aircraft Spare engines | Pratt and Whitney purchase agreement (FMP)
Rotable spare parts, furniture and equipment, net
Amounts paid for aircraft and spare engines										$ 19,082	$ 394,254